Stock options and other stock-based plans: (Details 4) (CAD) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Stock options
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)			78.70%
Risk free interest rate (as a percent)			1.60%
Aggregate intrinsic value of stock options
Outstanding (in Canadian dollars)	8,138	7,187
Exercisable (in Canadian dollars)	7,851	6,143
Exercised (in Canadian dollars)	5,849	6,644
Share units
Stock options and other stock-based plans
Awards subject to market and service conditions (in shares)	145,794
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)	59.98%
Risk free interest rate (as a percent)	1.52%
Period for which absolute stock prices to be considered for determining payout factors	2 years
Period for which absolute stock prices relative to a Synthetic Clean Tech index to be considered for determining payout factors	2 years
Portion of awards vesting (as a percent)	50.00%
Vesting period for portion one of the awards	2 years
Vesting period for portion two of the awards	3 years
Aggregate intrinsic value of share units
Outstanding (in Canadian dollars)	42,234	29,266
Exercisable (in Canadian dollars)	9,352	11,508
Exercised (in Canadian dollars)	7,688	2,801